Income Taxes (Schedule Of Pre-Tax (Loss) Income And Effective Income Tax Rate) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income Tax Examination [Line Items]
Pre-tax income (loss)	$ 8.1	$ (4.0)	$ 30.7	$ (96.7)	$ 15.7	$ 33.2	$ 34.3	$ 38.7	$ (61.9)		$ 121.9		$ 139.1
Maximum [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)											0.1
Bermuda [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(129.8)		6.2		53.9
Effective Tax Rate									0.00%		0.00%		0.00%
United States [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									99.6		125.3		87.3
Effective Tax Rate									28.40%		29.90%		20.60%
United Kingdom [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(27.3)		(9.4)		(2.3)
Effective Tax Rate									29.50%		38.90%		79.20%
Belgium [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0.3		0.2		0.4
Effective Tax Rate									20.70%		49.20%		27.20%
Brazil [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(4.1)		(0.3)
Effective Tax Rate									0.00%		0.00%
Dubai [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0.1
Effective Tax Rate									0.00%
Ireland [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(0.3)	[1]	(0.1)	[1]	(0.2)	[1]
Effective Tax Rate									5.00%	[1]	5.00%	[1]	5.00%	[1]
Intercompany dividends											26.3		152.6
Malta [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									(0.4)
Effective Tax Rate									0.00%
Switzerland [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									0	[2]	0	[2]
Effective Tax Rate									37.30%		22.70%
Switzerland [Member] | Maximum [Member]
Income Tax Examination [Line Items]
Pre-tax income (loss)									$ 0.1

[1]	Effective tax rate of 5 percent on intercompany dividends of $26.3 million and $152.6 million for the years ended December 31, 2010 and 2009, respectively. Dividends eliminated in consolidation.
[2]	Pre-tax income for the respective year was less than $0.1 million.